AMERICAN MUTUAL FUND, INC.
              333 SOUTH HOPE STREET, LOS ANGELES, CALIFORNIA  90071
                           TELEPHONE  (213)486-9200

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   American Mutual Fund, Inc.
      File Nos. 811-572 and 2-10607

Ladies/Gentlemen:

    Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of Prospectus and Statement of Additional Information since the electronic filing on December 29, 1998 of Registrant's Post-Effective Amendment No. 105 under The Securities Act of 1933 and Amendment No. 25 under The Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
    Vincent P. Corti
    Secretary

cc:  Mr. Frank Dalton
     Mr. Bric Barrientos
     (Division of Investment Management)